STOCK BASED COMPENSATION PLANS (10K) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock based compensation plans
Date Approved	Name of Plan	Type of Plan	Authorized Shares
June 2013	2013 Stock Incentive Plan	Stock	500,000
June 2014	2014 Stock Option Incentive Plan	Stock Options	750,000
June 2015	2015 Equity Incentive Plan	Stock & Stock Options	1,250,000
			2,500,000

Schedule of common stock for future issuance
Exercise of Common Stock Warrants	2,445,653
Conversions of Preferred Stock and cumulative Preferred Stock dividends	99,999
Issuance under 2013 Stock Incentive Plan	162,330
Issuance under 2014 Stock Option Incentive Plan	737,215
Issuance under 2015 Stock Incentive Plan	1,250,000
Issuance to former Chief Executive Officer upon the occurrence of a USA Transaction	140,000
Total shares reserved for future issuance	4,835,197

Schedule of stock option granted weighted average assumptions
	Nine months ended March 31,
	2017	2016
Expected volatility	49 - 50%	59 - 66%
Expected life	3 - 4 years	4 - 4.5 years
Expected dividends	—%	—%
Risk-free interest rate	1.06 - 1.90%	1.34 - 1.49%
Number of options granted	125,080	194,586
Weighted average exercise price	$4.17	$3.21
Weighted average grant date fair value	$1.68	$1.64

	Year Ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014
Expected volatility	59-66%	78-79%	79%
Expected life	4.5 years	7 years	7 years
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	1.46-1.49%	1.59-2.04%	2.22%

Schedule of options outstanding
	For the Twelve Months Ended June 30,
	2016		2015		2014
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding options, beginning of period	538,888	$1.32	120,000	$1.49	-	-
Granted	199,586	$1.63	438,888	$1.30	120,000	$1.49
Forfeited	(95,000)	$1.80	(20,000)	$1.49	-	-
Excercised	(33,333)	$1.27
Outstanding options, end of period	610,141	$1.35	538,888	$1.33	120,000	$1.49

Schedule of information related to options
	Options Outstanding		Options Exercisable
Range of Exercise Prices	Options Outstanding	Remaining Contractual Life	Shares Exercisable	Remaining Contractual Life	Weighted Average Exercise Price
$1.62 to $1.68	75,000	5.51	25,002	5.51	1.65
$1.80	295,555	5.16	195,555	5.16	1.8
$2.05	100,000	4.97	66,670	4.97	2.05
$2.09	10,000	5.58	3,333	5.58	2.09
$2.75	25,000	5.77	8,333	5.77	2.75
$2.94	75,000	6.53	-	-	-
$3.38	29,586	6.06	-	-	-
	610,141	5.42	298,893	5.17	1.87

Schedule of unvested options
	For the Twelve Months Ended June 30,
	2016		2015		2014
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested options, beginning of period	505,553	$1.32	120,000	$1.49	-	-
Granted	199,586	$1.63	438,888	$1.30	120,000	$1.49
Vested	(298,891)	$1.31	(33,335)	$1.49	-	-
Forfeited	(95,000)	$1.80	(20,000)	$1.49	-	-
Unvested options, end of period	311,248	$1.39	505,553	$1.32	120,000	$1.49

Schedule of share based compensation arrangement by share based payment award, options outstanding and exercisable options
	As of June 30,
	2016		2015		2014
	Options Outstanding	Exercisable Options	Options Outstanding	Exercisable Options	Options Outstanding	Exercisable Options
Number	610,141	298,893	538,888	33,335	120,000	-
Weighted average exercise price	$2.07	$1.87	$1.86	$2.05	$2.05	-
Aggregate intrinsic value	$1,341,828	$717,343	$451,177	$21,668	$7,200	-
Weighted average contractual term	$5.42	5.17	6.21	5.97	6.97	-
Share price as of June 30	$4.27	$4.27	$2.70	$2.70	$2.11	$2.11

Schedule of nonvested share activity
	Shares	Weighted-Average Grant-Date Fair Value

Nonvested at June 30, 2013	97,146	$1.52
Granted	10,000	2.17
Vested	(55,001)	1.62
Forfeited, Director changes	(3,334)	0.94
Forfeited, Employee shares not earned	(5,000)	1.52
Nonvested at June 30, 2014	43,811	$1.59
Granted	155,927	2.00
Vested	(181,134)	1.89
Nonvested at June 30, 2015	18,604	$1.88
Granted	131,558	3.04
Vested	(21,664)	2.70
Nonvested at June 30, 2016	128,498	$2.97